Average Annual Total Returns (Class Z Shares, (Columbia Overseas Value Fund - Z), (Columbia Overseas Value Fund))	0 Months Ended
Jul. 01, 2012
Average Annual Return:
Inception Date	Mar. 31, 2008
1 Year	(10.38%)
Life of Fund	(7.44%)
returns after taxes on distributions
Average Annual Return:
Inception Date	Mar. 31, 2008
1 Year	(10.55%)
Life of Fund	(7.84%)
returns after taxes on distributions and sale of Fund shares
Average Annual Return:
Inception Date	Mar. 31, 2008
1 Year	(5.81%)
Life of Fund	(6.13%)